Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2021
Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss [Abstract]
Net Interest Income [text block table]
Net interest income
in € m.	2021	2020	2019
Interest and similar income:
Interest income on cash and central bank balances	160	321	1,762
Interest income on interbank balances (w/o central banks)	67	325	293
Central bank funds sold and securities purchased under resale agreements	273	318	340
Loans	10,650	11,586	13,760
Other[1]	1,747	896	824
Total Interest and similar income from assets measured at amortized cost	12,897	13,446	16,979
Interest income on financial assets at fair value through other comprehensive income	501	635	1,023
Total interest and similar income calculated using the effective interest method	13,399	14,081	18,002
Financial assets at fair value through profit or loss[1]	3,374	3,873	7,205
Total interest and similar income	16,773	17,954	25,208
Thereof: negative interest expense on financial liabilities	1,217	636	372
Interest expense:
Interest-bearing deposits	1,456	2,065	3,643
Central bank funds purchased and securities sold under repurchase agreements	148	169	367
Other short-term borrowings	71	62	163
Long-term debt	1,484	1,612	2,002
Trust preferred securities	3	42	187
Other	876	807	1,667
Total interest expense measured at amortized cost	4,036	4,758	8,030
Financial liabilities at fair value through profit or loss	1,619	1,648	3,429
Total interest expense	5,655	6,405	11,458
Thereof: negative interest income on financial assets	786	582	743
Net interest income	11,117	11,548	13,749

[1] Prior years' comparatives aligned to presentation in the current year.

Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss [text block table]
Net gains (losses) on financial assets/liabilities at fair value through profit or loss
in € m.	2021	2020	2019
Trading income (loss):
FIC Sales and Trading	2,780	3,457	2,563
Other trading income (loss)	(827)	(1,360)	(2,366)
Total trading income (loss)	1,954	2,097	197
Net gains (losses) on non-trading financial assets mandatory at fair value through profit or loss:
Breakdown by financial assets category:
Debt Securities	95	5	72
Equity Securities	812	114	271
Loans and loan commitments	18	(38)	28
Deposits	2	(9)	(19)
Others non-trading financial assets mandatory at fair value through profit and loss	180	203	25
Total net gains (losses) on non-trading financial assets mandatory at fair value through profit or loss:	1,106	276	377
Net gains (losses) on financial assets/liabilities designated at fair value through profit or loss:
Breakdown by financial asset/liability category:
Loans and loan commitments	11	15	(9)
Deposits	5	(1)	(0)
Long-term debt	48	(71)	(386)
Other financial assets/liabilities designated at fair value through profit or loss	15	16	15
Total net gains (losses) on financial assets/liabilities designated at fair value through profit or loss	79	(40)	(381)
Total net gains (losses) on financial assets/liabilities at fair value through profit or loss	3,139	2,332	193

Combined Net Interest and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss [text block table]
Combined net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss
in € m.	2021	2020	2019
Net interest income	11,117	11,548	13,749
Trading income (loss)[1]	1,954	2,097	197
Net gains (losses) on non-trading financial assets mandatory at fair value through profit or loss	1,106	276	377
Net gains (losses) on financial assets/liabilities designated at fair value through profit or loss	79	(40)	(381)
Total net gains (losses) on financial assets/liabilities at fair value through profit or loss	3,139	2,332	193
Total net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss[2]	14,256	13,880	13,942
Corporate Treasury Services	1,814	2,073	1,757
Institutional Client Services	326	311	405
Business Banking	526	555	556
Corporate Bank	2,666	2,939	2,718
FIC Sales & Trading	6,917	6,991	5,696
Remaining Products	(26)	202	(253)
Investment Bank	6,891	7,193	5,442
Private Bank Germany	3,114	2,956	3,292
International Private Bank	1,733	1,693	1,699
Private Bank	4,847	4,648	4,991
Asset Management	246	(98)	87
Capital Release Unit	(18)	(33)	155
Corporate & Other	(375)	(768)	549
Total net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss	14,256	13,880	13,942

[1] Prior year segmental information presented in the current structure.
[2]Trading income includes gains and losses from derivatives not qualifying for hedge accounting.